INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of Joint Operation Revenues And Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint operations [line items]
Revenues (100%)	$ 165,698	$ 50,463	$ 49,202
Total operating expenses (100%)	(190,122)	(51,620)	(37,569)
Michigan Joint Operation [Member]
Disclosure of joint operations [line items]
Revenues (100%)	40,606	42,491	49,779
Total operating expenses (100%)	$ (24,342)	$ (26,047)	$ (22,021)